Long-Term Investments - Summary of Equity and Cost Method Investments (Parenthetical) (Detail) $ in Thousands		12 Months Ended
		Dec. 31, 2018 CNY (¥)		Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Sep. 12, 2018 CNY (¥)	Aug. 02, 2018	Jan. 17, 2018	Jun. 08, 2016	Aug. 18, 2015 CNY (¥)	Feb. 13, 2015 CNY (¥)	Jan. 09, 2015
Investment [Line Items]
Share of income (loss) on equity method investments		¥ 48,660,000		$ 7,077	¥ 39,729,000		¥ 23,194,000
Jingwei Chuangteng (Hangzhou) L.P. [Member]
Investment [Line Items]
Equity method investments	[1]	¥ 64,441,000			¥ 48,273,000
Percentage of ownership		2.40%			2.40%										4.90%
Share of income (loss) on equity method investments		¥ 16,168,000			¥ 11,677,000		4,245,000
Payment of equity method investment					30,000,000
Beijing Autobot Venture Capital L.P. [Member]
Investment [Line Items]
Equity method investments		¥ 57,392,000	[2]		¥ 55,162,000	[2]								¥ 30,000,000
Equity method investments, further financing								¥ 10,000,000
Percentage of ownership		26.70%			26.70%									31.90%
Share of income (loss) on equity method investments		¥ 2,230,000			¥ 8,392,000		5,039,000
Payment of equity method investment							40,000,000
Hangzhou Aqua Ventures Investment Management L.P. [Member]
Investment [Line Items]
Equity method investments		105,289,000	[3]		84,492,000	[3]							¥ 50,000,000
Percentage of ownership													42.70%
Share of income (loss) on equity method investments		20,797,000			20,709,000		14,346,000
Chengdu Tianfu Qianshi Equity Lp Investment [Member]
Investment [Line Items]
Equity method investments		20,586,000	[4]						¥ 30,000,000
Payments to acquire available-for-sale securities, equity		12,000,000
Percentage of ownership									6.80%
Share of income (loss) on equity method investments		8,586,000
Hunan Qindao Cultural Spread Ltd. [Member]
Investment [Line Items]
Percentage of shares acquired recorded as available for sale debt security												16.00%
Unrealized holding gains							¥ 0
Payments to acquire available-for-sale securities, equity					¥ 30,000,000
Hangzhou Faceunity Technology Limited [Member]
Investment [Line Items]
Percentage of shares acquired recorded as available for sale debt security											10.00%
Share purchase agreement, consideration paid		70,000,000
Haining Yijiayi Culture Co Ltd [Member]
Investment [Line Items]
Business acquisition, equity interests acquired										5.00%
Payment of equity method investment		¥ 25,000,000

[1]	On January 9, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Jingwei Chuangteng (Hangzhou) L.P. ("Jingwei"). According to the partnership agreement, the Group committed to subscribe 4.9% partnership interest in Jingwei for RMB30,000, which had been paid as of December 31, 2017. Due to Jingwei's further rounds of financing, the Group's partnership interest was diluted to 2.4% as of December 31, 2017 and 2018. The Group recognized its share of partnership profit in Jingwei of RMB4,245, RMB11,677 and RMB16,168 during the year ended December 31, 2016, 2017 and 2018, respectively.
[2]	On February 13, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Beijing Autobot Venture Capital L.P. ("Autobot"). According to the partnership agreement, the Group committed to subscribe 31.9% partnership interest in Autobot for RMB30,000. Autobot had further rounds of financing, of which the Group subscribed for RMB10,000. Due to Autobot's further round of financing, the Group's partnership interest was diluted to 26.7% as of December 31, 2017 and 2018. The committed subscription and further round of financing subscription amount, RMB40,000, was paid as of December 31, 2016. The Group recognized its share of partnership profit in Autobot of RMB5,039, RMB8,392 and RMB2,230 during the year ended December 31, 2016, 2017 and 2018, respectively.
[3]	On August 18, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Hangzhou Aqua Ventures Investment Management L.P. ("Aqua"). According to the partnership agreement, the Group committed to subscribe 42.7% partnership interest for RMB50,000. The committed subscription amount had been fully paid as of December 31, 2016. The Group recognized its share of partnership profit in Aqua of RMB14,346, RMB20,709 and RMB20,797 during the years ended December 31, 2016, 2017 and 2018, respectively.
[4]	On September 12, 2018, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Chengdu Tianfu Qianshi Equity Investment Partnership L.P. ("Tianfu"). According to the partnership agreement, the Group committed to subscribe 6.8% partnership interest for RMB30,000, of which RMB12,000 had been paid as of December 31, 2018. The Group recognized its share of partnership profit in Tianfu of RMB nil, RMB nil and RMB8,586 during the years ended December 31, 2016, 2017 and 2018, respectively.